SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
LITHIA MOTORS, INC. 401(K) PLAN
SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
EIN 93-0572810 PN 003

SUPPLEMENTAL SCHEDULE OF ASSETS

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
*	Lithia Motors, Inc. Common Stock	Common Stock	N/A	32,214,409
	Stable Value Fund Class R1	Common/Collective Trusts	N/A	26,921,356
	JP Morgan Smart Retirement PB Income	Common/Collective Trusts	N/A	32,023,697
	JP Morgan Smart Retirement PB 2025	Common/Collective Trusts	N/A	42,952,704
	JP Morgan Smart Retirement PB 2030	Common/Collective Trusts	N/A	73,207,882
	JP Morgan Smart Retirement PB 2035	Common/Collective Trusts	N/A	79,567,997
	JP Morgan Smart Retirement PB 2040	Common/Collective Trusts	N/A	84,012,454
	JP Morgan Smart Retirement PB 2045	Common/Collective Trusts	N/A	92,513,910
	JP Morgan Smart Retirement PB 2050	Common/Collective Trusts	N/A	94,839,492
	JP Morgan Smart Retirement PB 2055	Common/Collective Trusts	N/A	86,881,185
	JP Morgan Smart Retirement PB 2060	Common/Collective Trusts	N/A	94,877,181
	JP Morgan Smart Retirement PB 2065	Common/Collective Trusts	N/A	14,119,277
	State Street Russell Sml/Mid	Common/Collective Trusts	N/A	18,802,812
*	Fidelity Mid CP Growth INDX	Mutual Funds	N/A	15,228,047
	American Balanced Fund CL R6	Mutual Funds	N/A	40,750,341
	Vanguard Emerging Mkts Instl	Mutual Funds	N/A	10,259,962
*	Fidelity US Bond Index	Mutual Funds	N/A	11,608,783
*	Fidelity Intrntnl Indx Instl	Mutual Funds	N/A	47,829,946
*	Fidelity Small Cap Index	Mutual Funds	N/A	9,848,103
	John Hancock Disciplined	Mutual Funds	N/A	3,489,117
	DFA US Vector Eqty Prtl Instl	Mutual Funds	N/A	18,046,471
	PIMCO Income Fund INSTL	Mutual Funds	N/A	9,914,973
*	Fidelity 500 Index Fund	Mutual Funds	N/A	123,269,066
*	Fidelity Large Cap Grth Indx	Mutual Funds	N/A	72,825,566
	Janus Henderson Flexible BD	Mutual Funds	N/A	20,383,725
	Columbia Small Cap Vl Fd Instl 3	Mutual Funds	N/A	4,952,830
*	Fidelity Government Cash Reserve	Mutual Funds	N/A	647
*	Participants	Participant Notes Receivable (3.25% - 10.25%) with maturities through October 2055	N/A	44,156,323
				$1,205,498,256
N/A - Cost is not applicable as these are participant directed investments
* - Party-in-interest to the plan